Cover	Jun. 29, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 29, 2026, the Company issued a written Shareholder Q&A following the Company’s annual general meeting on June 10, 2026 (the “AGM”). A copy of the Shareholder Q&A was furnished as Exhibit 99.1 to the Company’s Form 8-K filed on June 29, 2026. The Company would like to clarify its response to Question 6 contained in the Shareholder Q&A. Although the Company’s shareholders approved at the AGM a generic resolution authorizing the issuance of shares of common stock (or securities convertible into or exercisable for common stock) in one or more private placements in excess of 20% of the Company’s outstanding common stock, the Company was notified by the Listing Qualifications Staff of The Nasdaq Stock Market LLC (“Nasdaq”) that Nasdaq will not accept the generic omnibus resolution as sufficient to satisfy Nasdaq’s applicable shareholder approval requirements. The Company would like to make clear that, since the omnibus resolution was approved at the AGM on June 10, 2026, the Company has not completed any financings or issued any securities pursuant to the omnibus resolution. If and when the Company elects to issue additional securities, the Company must, and intends to, comply with all applicable Nasdaq listing rules and policies, and specifically with respect Nasdaq’s shareholder approval requirements as may be applicable to any individual financing and/or aggregate financings that may result in the issuance of shares of common stock (or securities convertible into or exercisable for common stock). The information in this Item 7.01, including Exhibit 99.1, is being furnished and shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liabilities of that Section, nor shall it be deemed incorporated by reference into any filing under the Securities Act or the Exchange Act, except as expressly set forth by specific reference in such a filing.
Document Period End Date	Jun. 29, 2026
Entity File Number	001-38909
Entity Registrant Name	TRILLER GROUP INC.
Entity Central Index Key	0001769624
Entity Tax Identification Number	33-1473901
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1301 N Broadway, STE 98065
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90012
City Area Code	947
Local Phone Number	622-9043
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ILLR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one-quarter of one share of Common Stock for $23.00 per full share
Title of 12(b) Security	Warrants, each warrant exercisable for one-quarter of one share of Common Stock for $23.00 per full share
Trading Symbol	ILLRW
Security Exchange Name	NASDAQ